Marketable Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended	0 Months Ended		0 Months Ended		1 Months Ended
	Jan. 31, 2009	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009 KT Freetel Co Ltd	Mar. 31, 2009 KT Corporation	Jun. 01, 2009 KT Corporation KT Common Stock	Jan. 20, 2009 KT Corporation KT Common Stock	Jun. 01, 2009 KT Corporation Exchangeable Bonds	Jan. 20, 2009 KT Corporation Exchangeable Bonds	Dec. 31, 2009 KT Corporation KT ADRs
Schedule of Investments [Line Items]
Investment Common shares				11.00%
Investments in affiliates, carrying value		¥ 525,456	¥ 578,095	¥ 65,602
Exchange of KTF shareholding for KT common shares and exchangeable bonds in connection with proposed merger between KT and KTF	On January 20, 2009, DOCOMO agreed with KT Corporation (“KT”) that DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.
Proportion of KTF shareholding allocated to exchange for common stock / bond							40.00%		60.00%
Impairment loss on the investment					26,313
Acquisition of business common stock / bond						15,023		20,821		26,326
Realized gain (loss) from acquiring common stock						(692)				5,477
Realized gain (loss) from acquiring bond								¥ (2,753)